Commitments and contingencies (Details) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of contingent liabilities [line items]
Contracted for but not provided	£ 2,629	£ 1,973
Energy purchase commitments	16,358	15,709
Estimated financial effect of contingent liabilities	2,822	2,975
Operating lease commitments		301
Guarantee of sublease for US property (expires 2040)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	173	173
Guarantees of certain obligations of Grain LNG (expire up to 2025)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	34	39
Guarantees of certain obligations for construction of HVDC West Coast Link (expected expiry 2020)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	92	139
Guarantees of certain obligations of Nemo Link Limited (expired 2019)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	0	19
Guarantees of certain obligations of National Grid North Sea Link Limited (various expiry dates)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	683	865
Guarantees of certain obligations of St William Homes LLP (various expiry dates)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	30	22
Guarantees of certain obligations for construction of IFA 2 (expected expiry 2022)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	564	505
Guarantees of certain obligations of National Grid Viking Link Limited (expected expiry 2024)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	1,096	872
Other guarantees and letters of credit (various expiry dates)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	150	341
Guarantees to both joint ventures and EPC contractors regarding the construction of interconnectors
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	358	470
Less than 1 year
Disclosure of contingent liabilities [line items]
Energy purchase commitments	1,365	1,353
Operating lease commitments		43
In 1 to 2 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	890	779
Operating lease commitments		39
In 2 to 3 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	973	651
Operating lease commitments		34
In 3 to 4 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	955	827
Operating lease commitments		35
In 4 to 5 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	861	862
Operating lease commitments		27
More than 5 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	£ 11,314	11,237
Operating lease commitments		£ 123